Long-term provisions (Tables)	12 Months Ended
Jun. 30, 2019
Long-term provisions
Schedule of changes in long-term provisions

	Environmental	Share- based payments*	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm

2019
Balance at beginning of year	14 933	1 101	1 693	17 727
Capitalised in property, plant and equipment and assets under construction**	1 925	—	—	1 925
Reduction in rehabilitation provision capitalised	(1)	—	—	(1)
Transfer to held for sale liabilities***	(51)	—	(3)	(54)
Per the income statement	1 095	(440)	(225)	430
additional provisions and changes to existing provisions	415	(440)	64	39
reversal of unutilised amounts	(8)	—	(289)	(297)
effect of change in discount rate	688	—	—	688
Notional interest	849	—	8	857
Utilised during year (cash flow)	(159)	(397)	(543)	(1 099)
Foreign exchange differences recognised in income statement	109	—	18	127
Translation of foreign operations	42	—	6	48

Balance at end of year	18 742	264	954	19 960

	Environmental	Share- based payments	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm

2018
Balance at beginning of year	15 716	885	2 178	18 779
Capitalised in property, plant and equipment and assets under construction	350	—	—	350
Reduction in rehabilitation provision capitalised****	(1 433)	—	—	(1 433)
Per the income statement	(756)	655	(495)	(596)
additional provisions and changes to existing provisions	241	655	(495)	401
reversal of unutilised amounts	(194)	—	—	(194)
effect of change in discount rate	(803)	—	—	(803)
Notional interest	953	—	9	962
Utilised during year (cash flow)	(249)	(437)	(43)	(729)
Foreign exchange differences recognised in income statement	225	(1)	27	251
Translation of foreign operations	127	(1)	17	143

Balance at end of year	14 933	1 101	1 693	17 727

*Refer note 34 for accounting policies and areas of judgement used in calculating the share-based payment provision (cash settled).

**Increase in rehabilitation capitalised in 2019 relates to a reassessment of our provision based on discount rates and cost estimates.

***Relates to rehabilitation provisions of the explosives business classified as held for sale, refer note 11.

****Reduction in rehabilitation capitalised in 2018 relates to a reassessment of our provision based on legislation changes, discount rates and new rehabilitation methods which resulted in a reduction of R1,4 billion.

Schedule of expected timing of future cash flows and business segmentation for provisions

		2019	2018
for the year ended 30 June	Note	Rm	Rm

Expected timing of future cash flows
Within one year		2 338	2 567
One to five years		3 291	3 715
More than five years		14 331	11 445

		19 960	17 727
Short-term portion	32	(2 338)	(2 567)

Long-term provisions		17 622	15 160

Estimated undiscounted obligation		101 100	102 952

Business segmentation
 Mining		1 439	1 324
 Exploration and Production International		6 779	5 677
 Energy		3 427	2 909
 Base Chemicals		3 919	3 321
 Performance Chemicals		2 038	1 909
 Group Functions		20	20

Total operations		17 622	15 160

Summary of risk-free rates used to discount the estimated cash flows related to provisions
	2019	2018
for the year ended 30 June	%	%

South Africa	6,9 to 8,7	7,3 to 9,2
Europe	0,0 to 0,7	0,0 to 1,5
United States of America	1,7 to 2,3	2,6 to 3,0
Canada	1,7 to 2,2	2,0 to 2,7

Schedule of the effect on provisions from changes in the discount rate

	2019	2018
for the year ended 30 June	Rm	Rm

A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(3 351)	(2 726)
amount capitalised to property, plant and equipment	(1 930)	(1 434)
income recognised in income statement	(1 421)	(1 292)
Decrease in the discount rate	4 540	3 786
amount capitalised to property, plant and equipment	2 622	2 058
expense recognised in income statement	1 918	1 728